Subsequent events	12 Months Ended
Sep. 30, 2025
Subsequent events
Subsequent events

Note 23 – Subsequent events

Management has reviewed events occurring through the date the consolidated financial statements were issued and, except as disclosed elsewhere in the consolidated financial statements, no subsequent events occurred that require accrual or disclosure:

   1.      On October 22, 2025, CNEY Holdings, LLC, was incorporated under the laws of the State of Utah, the United States of America.

2.      On January 16, 2026, CN Energy Group. Inc. (the “Company”) entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with Streeterville Capital, LLC, an institutional investor (“Streeterville”), pursuant to which Streeterville purchased from the Company a secured promissory note in the principal amount of $7,510,000.00 (the “Note”), which included an original issue discount of $490,000.00 (the “OID”) and reimbursement of Streeterville’s transaction expenses of $20,000, for gross proceeds to the Company of $7,000,000.

The Note bears interest at a rate of 7% per annum, was issued on January 16, 2026 (the “Issuance Date”) and matures 24 months after its Issuance Date. Beginning six months after Issuance Date, Streeterville may, from time to time, require the Company to redeem a portion of the Note, in an amount not to exceed $500,000 per month. Subject to the terms and conditions set forth in the Note, the Company may prepay all or any portion of the outstanding balance of the Note at any time by paying 105% of the outstanding balance elected to be prepaid.

The Note is secured by a collateral package that includes (i) a pledge of equity interests and (ii) cash collateral maintained by CNEY Holdings, LLC (“CNEY Holdings”), a wholly owned subsidiary of the Company, in a restricted deposit account pursuant to the Note Purchase Agreement, consisting of $6.0 million of the net proceeds of the Note and subject to a minimum balance equal to the lesser of $6.0 million and 85% of the then-outstanding balance of the Note.